EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding
As at 31 December 2020, the Company has issued and fully paid 454,645,510 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2018	485	5
Issuances of Shares	3	—
Cancellation of Shares	(13)	—
As at 31 December 2018	475	5
Issuance of Shares	2	—
Cancellation of Shares	(21)	—
As at 31 December 2019	456	5
Issuance of Shares	2	—
Cancellation of Shares	(3)	—
As at 31 December 2020	455	5

Disclosure of other reserves within equity
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Cash flow hedge reserve	20	(17)	(26)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(754)	(629)	(723)
Total other reserves	(537)	(449)	(552)

Disclosure of dividends

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
First half dividend(A)	—	290	252
Second half dividend(B)	386	284	261
Total dividend on ordinary shares paid	386	574	513